Organization (Tables)	12 Months Ended
Dec. 31, 2025
Organization [Abstract]
Schedule of Subsidiaries	As of the date of this report, the details of the Company’s principal subsidiaries are as follows
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership by the Company
AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions”)	November 2, 2023	Cayman Islands
Subsidiaries:
AMBITIONS ENTERPRISE MANAGEMENT CO. L.L.C (“Ambitions Dubai”)	October 26, 2023	The United Arab Emirates	100%
HUNTER INTERNATIONAL TRAVEL & TOURISM L.L.C (“Hunter”)	October 10, 2007	The United Arab Emirates	100%
MULTIPLE EVENTS L.L.C (“Multiple”)	March 16, 2008	The United Arab Emirates	100%